Revenues and Contract Costs - Schedule of Cost Incurred to Obtain or Fulfill Contracts with Customers (Details) $ in Millions	Dec. 31, 2018 USD ($)
Capitalized Contract Cost [Line Items]
Cost incurred to obtain or fulfill contracts with customers	$ 3,895
Corporate and other
Capitalized Contract Cost [Line Items]
Cost incurred to obtain or fulfill contracts with customers	56
Wireless | Operating Segments
Capitalized Contract Cost [Line Items]
Cost incurred to obtain or fulfill contracts with customers	2,989
Wireline | Operating Segments
Capitalized Contract Cost [Line Items]
Cost incurred to obtain or fulfill contracts with customers	$ 850
Minimum | Corporate and other
Capitalized Contract Cost [Line Items]
Amortization period	2 years
Minimum | Wireless | Operating Segments
Capitalized Contract Cost [Line Items]
Amortization period	2 years
Minimum | Wireline | Operating Segments
Capitalized Contract Cost [Line Items]
Amortization period	2 years
Maximum | Corporate and other
Capitalized Contract Cost [Line Items]
Amortization period	3 years
Maximum | Wireless | Operating Segments
Capitalized Contract Cost [Line Items]
Amortization period	3 years
Maximum | Wireline | Operating Segments
Capitalized Contract Cost [Line Items]
Amortization period	5 years
Prepaid expenses and other
Capitalized Contract Cost [Line Items]
Cost incurred to obtain or fulfill contracts with customers	$ 2,083
Other Assets
Capitalized Contract Cost [Line Items]
Cost incurred to obtain or fulfill contracts with customers	$ 1,812